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                                                       -------------------------
                                                       OMB Number: 3235-0570

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                                                       hours per response: 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-08883
                                  ----------------------------------------------

                         The Shepherd Street Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   480 Shepherd Street         Winston-Salem, North Carolina         27103
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                              John F. Splain, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 850 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 768-7230
                                                     -------------------

Date of fiscal year end:        September 30, 2004
                          ------------------------------------

Date of reporting period:       September 30, 2004
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.




                  --------------------------------------------
                                ===============


                  --------------------------------------------





                                    SHEPHERD
                                     STREET
                                     EQUITY
                                      FUND






                  --------------------------------------------


                                ===============
                  --------------------------------------------


                         THE SHEPHERD STREET FUNDS, INC.
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2004

THE SHEPHERD STREET EQUITY FUND                               SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                                                 SHEPHERD
                                                                  STREET
                                                                  EQUITY
                                                                   FUND
Dear Shareholder:

On September 30, 2004, the Shepherd Street Equity Fund completed its sixth year of investment operations. Last year, we reported to you that the Fund had posted a one year return of 24.02% and an average annual return of 4.80% since inception. This year, our holdings continued to perform well. For the year ended September 30, 2004, the Fund posted a 12.30% return. By comparison, the S&P 500 had a return of 13.87% over the same one year period. After six years of operations, our cumulative return now stands at 41.93% and our average annual return is 6.01%. For the six year period, the S&P 500 has posted a cumulative return of 23.37% and an average annual return of 3.56%.

The brightest star in the Fund's portfolio last year was Given Imaging. Given Imaging is the originator of capsule endoscopy treatment, which allows doctors to photograph a patient's digestive system using a pill containing a micro-camera. The management team at Given was successful in gaining approval for their therapy from the FDA and reimbursement from major insurance companies, putting strategic alliances in place and continuing to effectively market their product. This success translated into an increase of 254.47% in share price over the last year.

The initial public offering market remained active for most of last year and we were able to participate in several initial and secondary offerings. Over the last 12 months, these investments added 1.91% to the Fund's overall returns.

We have made several changes to the Fund's portfolio over the course of the year. We have eliminated positions in Cardinal Health, Waste Management, Liberty Media and Sony. Although all of these companies proved to be solid holdings, we felt it was time to move on to companies with better growth prospects.

One area that we have made substantial investments in is the energy sector. When oil was priced at $30 a barrel, we believed that many oil and gas companies were undervalued. As a result of the rise in fuel prices, and the need to hedge against political uncertainty and the risk of terrorist attacks, we have added several positions in the energy sector to the portfolio. These investments include a large cap company, Devon Energy, as well as two small cap companies, FX Energy and Dynamic Oil and Gas.

We have also added two other smaller companies that we feel have excellent growth prospects. One is a technology company, FalconStor Software. FalconStor operates in the data management sector, and their proprietary software places them in the top of this field. Another small company that we are excited about is Security Bancorp. Security Bancorp is a small, community bank located in Macon, Georgia. As you know we have had good success investing in community banks in the past, and we continue to feel that this is a good market for consistent growth.

Thank you for your investment in the Fund. We pledge to continue our efforts to grow your investment.

                                         Sincerely yours,

                                         /s/ David B. Rea
                                         David B. Rea, President,
                                         The Shepherd Street Funds


THE SHEPHERD STREET EQUITY FUND
-------------------------------------------------------------------------------------------

              COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
              SHEPHERD STREET EQUITY FUND AND THE STANDARD & POOR'S 500 INDEX

          SHEPHERD STREET EQUITY FUND                             S&P 500 INDEX
          ---------------------------                             -------------
     10/1/1998                      10,000           10/1/1998                     10,000
    12/31/1998        20.40%        12,040          12/31/1998        25.06%       12,506
     3/31/1999         0.33%        12,080           3/31/1999         4.98%       13,129
     6/30/1999        13.66%        13,730           6/30/1999         7.05%       14,055
     9/30/1999        -6.48%        12,840           9/30/1999        -6.24%       13,177
    12/31/1999        12.15%        14,400          12/31/1999        14.88%       15,138
     3/31/2000         4.75%        15,085           3/31/2000         2.29%       15,485
     6/30/2000        -0.20%        15,054           6/30/2000        -2.66%       15,073
     9/30/2000         0.07%        15,064           9/30/2000        -0.97%       14,927
    12/31/2000        -4.68%        14,359          12/31/2000        -7.82%       13,759
     3/31/2001        -8.87%        13,085           3/31/2001       -11.86%       12,128
     6/30/2001        11.03%        14,529           6/30/2001         5.85%       12,837
     9/30/2001       -18.80%        11,797           9/30/2001       -14.68%       10,953
    12/31/2001        18.70%        14,004          12/31/2001        10.71%       12,126
     3/31/2002        -4.95%        13,310           3/31/2002         0.27%       12,159
     6/30/2002        -9.31%        12,071           6/30/2002       -13.40%       10,530
     9/30/2002       -15.58%        10,190           9/30/2002       -17.28%        8,710
    12/31/2002         5.67%        10,768          12/31/2002         8.44%        9,445
     3/31/2003        -0.78%        10,684           3/31/2003        -3.15%        9,148
     6/30/2003        12.19%        11,987           6/30/2003        15.39%       10,556
     9/30/2003         5.43%        12,638           9/30/2003         2.65%       10,835
    12/31/2003        12.30%        14,193          12/31/2003        12.18%       12,155
     3/31/2004         5.40%        14,960           3/31/2004         1.69%       12,361
     6/30/2004        -1.26%        14,770           6/30/2004         1.72%       12,573
     9/30/2004        -3.91%        14,193           9/30/2004        -1.87%       12,337


Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                                         Average Annual Total Returns(a)
                                     (for periods ended September 30, 2004)

                                     1 YEAR      5 YEARS      SINCE INCEPTION*
                                     ------      -------      ----------------
The Shepherd Street Equity Fund      12.30%       2.02%           6.01%
Standard & Poor's 500 Index          13.87%      (1.31%)          3.56%
--------------------------------------------------------------------------------

*    Initial public offering of shares was October 2, 1998.

(a) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------

                  SHEPHERD STREET EQUITY FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                            AS OF SEPTEMBER 30, 2004



                                       SHEPHERD STREET       S&P 500
                                             FUND             INDEX
                                     -----------------------------------
Consumer Discretionary                       11.6%            11.1%
Consumer Staples                             10.6%            10.7%
Energy                                        5.9%             7.4%
Financials                                   19.4%            20.7%
Health Care                                  17.6%            13.1%
Industrials                                  12.4%            11.6%
Information Technology                       17.7%            15.7%
Materials                                     1.6%             3.1%
Telecommunication Services                    2.4%             3.7%
Utilities                                     0.0%             2.9%


                  SHEPHERD STREET EQUITY FUND TOP TEN HOLDINGS
                              (September 30, 2004)
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                % OF NET ASSETS
    -----------------------------------                 ---------------
    Johnson & Johnson                                         4.2%
    Capital One Financial Corporation                         3.9%
    Microsoft Corporation                                     3.9%
    Given Imaging Ltd.                                        3.7%
    Berkshire Hathaway, Inc. - Class A                        3.7%
    Pfizer, Inc.                                              3.4%
    PepsiCo, Inc.                                             3.4%
    Amgen, Inc.                                               3.3%
    D.R. Horton, Inc.                                         3.3%
    General Electric Company                                  3.3%

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

    SHARES                                                            VALUE
   --------                                                          -------
             COMMON STOCKS -- 99.5%
             CONSUMER DISCRETIONARY -- 11.6%
    13,000   Lowe's Companies, Inc.                                $   706,550
     7,000   Mohawk Industries, Inc. (a)                               555,730
    33,000   Time Warner, Inc. (a)                                     532,620
    16,100   Tribune Company                                           662,515
    10,000   Wal-Mart Stores, Inc.                                     532,000
                                                                   -----------
                                                                     2,989,415
                                                                   -----------
             CONSUMER STAPLES -- 10.6%
    18,175   PepsiCo, Inc.                                             884,214
    12,000   Procter & Gamble Company                                  649,440
    20,750   SYSCO Corporation                                         620,840
    16,000   Walgreen Company                                          573,280
                                                                   -----------
                                                                     2,727,774
                                                                   -----------
             ENERGY -- 5.9%
     7,000   Devon Energy Corporation                                  497,070
   123,800   Dynamic Oil & Gas, Inc. (a)                               361,496
    73,882   FX Energy, Inc. (a)                                       667,893
                                                                   -----------
                                                                     1,526,459
                                                                   -----------
             FINANCIALS -- 19.5%
     9,000   American International Group, Inc.                        611,910
        11   Berkshire Hathaway, Inc. - Class A (a)                    953,150
    13,500   Capital One Financial Corporation                         997,650
    18,333   Citigroup, Inc.                                           808,852
    14,700   Greenville First Bancshares, Inc. (a)                     269,745
    43,000   Partners Trust Financial Group, Inc.                      445,480
    15,000   Security Bank Corporation                                 525,000
     7,000   Triad Guaranty, Inc. (a)                                  388,360
                                                                   -----------
                                                                     5,000,147
                                                                   -----------
             HEALTH CARE -- 17.6%
    15,000   Amgen, Inc. (a)                                           850,200
    25,000   Given Imaging Ltd. (a)                                    961,250
    19,000   Johnson & Johnson                                       1,070,270
    29,000   Pfizer, Inc.                                              887,400
    50,000   Serono SA - ADR                                           766,500
                                                                   -----------
                                                                     4,535,620
                                                                   -----------

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

    SHARES                                                            VALUE
   --------                                                          -------
             COMMON STOCKS -- 99.5% (CONTINUED)
             INDUSTRIALS -- 12.5%
     5,000   3M Company                                            $   399,850
    13,000   Automatic Data Processing, Inc.                           537,160
     9,000   Avery Dennison Corporation                                592,020
    25,500   D. R. Horton, Inc.                                        844,305
    25,000   General Electric Company                                  839,500
                                                                   -----------
                                                                     3,212,835
                                                                   -----------
             INFORMATION TECHNOLOGY -- 17.8%
    25,000   CallWave, Inc. (a)                                        238,750
    31,000   Cisco Systems, Inc. (a)                                   561,100
    14,000   Dell, Inc. (a)                                            498,400
   110,000   FalconStor Software, Inc. (a)                             819,500
    36,000   Intel Corporation                                         722,160
    11,000   L-3 Communications Holdings, Inc.                         737,000
    35,900   Microsoft Corporation                                     992,635
                                                                   -----------
                                                                     4,569,545
                                                                   -----------
             MATERIALS -- 1.6%
    66,400   NovaGold Resources, Inc. (a)                              421,640
                                                                   -----------

             TELECOMMUNICATION SERVICES -- 2.4%
    45,000   Nokia Oyj - ADR                                           617,400
                                                                   -----------

             TOTAL COMMON STOCKS -- 99.5% (Cost $22,512,004)       $25,600,835

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%             121,362
                                                                   -----------

             NET ASSETS -- 100.0%                                  $25,722,197
                                                                   ===========

(a)  Non-income producing security.

ADR - American Depositary Receipt



                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004


ASSETS
 Investments in securities:
  At acquisition cost ...........................................  $22,512,004
                                                                   ===========
 At market value (Note 1) .......................................  $25,600,835
Receivable for capital shares sold ..............................       31,317
Receivable for securities sold ..................................      718,166
Dividends receivable ............................................        9,598
                                                                   -----------
  TOTAL ASSETS ..................................................   26,359,916
                                                                   -----------
LIABILITIES
 Bank overdraft .................................................        4,946
 Demand loan payable to custodian (Note 4) ......................      200,000
 Payable for capital shares redeemed ............................        2,034
 Payable for investment securities purchased ....................      406,960
 Due to Advisor (Note 3) ........................................       17,946
 Accrued distribution fees (Note 3) .............................        5,347
 Other liabilities ..............................................          486
                                                                   -----------
  TOTAL LIABILITIES .............................................      637,719
                                                                   -----------
NET ASSETS ......................................................  $25,722,197
                                                                   ===========
Net assets consist of:
 Common stock (500,000,000 shares ($.0001 par value)
  authorized, 1,904,279 shares outstanding) .....................  $       190
 Additional paid-in capital .....................................   23,256,537
 Accumulated net realized losses from security transactions .....     (623,361)
 Net unrealized appreciation on investments .....................    3,088,831
                                                                   -----------
Net assets ......................................................  $25,722,197
                                                                   ===========

Shares of common stock outstanding ..............................    1,904,279
                                                                   ===========


Net asset value and offering price per share(a) .................  $     13.51
                                                                   ===========


(a)  Redemption price varies based on length of time held (Note 1).


                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004


INVESTMENT INCOME
  Dividends (Net of foreign tax of $120) ........................  $   256,971
                                                                   -----------

EXPENSES
 Investment advisory fees (Note 3) ..............................      101,199
 Service fees (Note 3) ..........................................      126,499
 Distribution fees (Note 3) .....................................       63,249
                                                                   -----------

  TOTAL EXPENSES ................................................      290,947
                                                                   -----------

NET INVESTMENT LOSS .............................................      (33,976)
                                                                   -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
 Net realized gains from security transactions ..................    1,173,146
 Net change in unrealized appreciation/
 depreciation on investments ....................................    1,406,495
                                                                   -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................    2,579,641
                                                                   -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................  $ 2,545,665
                                                                   ===========









                See accompanying notes to financial statements.


THE SHEPHERD STREET EQUITY FUND
-------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
                                                                      YEAR              YEAR
                                                                     ENDED             ENDED
                                                                  SEPTEMBER 30,     SEPTEMBER 30,
                                                                      2004               2003
                                                                 -------------     -------------
FROM OPERATIONS
 Net investment loss ...........................................    $  (33,976)       $  (28,038)
 Net realized gains (losses) from security transactions ........     1,173,146          (105,745)
 Net change in unrealized appreciation/depreciation
  on investments ...............................................     1,406,495         3,670,332
                                                                 -------------     -------------
Net increase in net assets from operations .....................     2,545,665         3,536,549
                                                                 -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .....................................     4,860,142         8,213,504
 Proceeds from redemption fees collected (Note 1) ..............           674               355
 Payment for shares redeemed ...................................    (2,828,963)       (1,990,914)
                                                                 -------------     -------------
Net increase in net assets from capital share transactions .....     2,031,853         6,222,945
                                                                 -------------     -------------

TOTAL INCREASE IN NET ASSETS ...................................     4,577,518         9,759,494

NET ASSETS
 Beginning of year .............................................    21,144,679        11,385,185
                                                                 -------------     -------------
 End of year ...................................................   $25,722,197       $21,144,679
                                                                 =============     =============

CAPITAL SHARE ACTIVITY
 Sold ..........................................................       354,802           760,979
 Redeemed ......................................................      (207,643)         (177,845)
                                                                 -------------     -------------
 Net increase in shares outstanding ............................       147,159           583,134
 Shares outstanding at beginning of year .......................     1,757,120         1,173,986
                                                                 -------------     -------------
 Shares outstanding at end of year .............................     1,904,279         1,757,120
                                                                 =============     =============





                See accompanying notes to financial statements.


THE SHEPHERD STREET EQUITY FUND
---------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year

                                                    YEAR        YEAR         YEAR         YEAR         YEAR
                                                    ENDED       ENDED        ENDED        ENDED        ENDED
                                                  SEPT. 30,   SEPT. 30,    SEPT. 30,     SEPT. 30,    SEPT. 30,
                                                    2004        2003          2002        2001          2000
                                                 ---------    ---------    ---------    ---------    ---------
Net asset value at beginning of year ........    $   12.03    $    9.70    $   11.23    $   14.81    $   12.84
                                                 ---------    ---------    ---------    ---------    ---------

Income (loss) from investment operations:
 Net investment loss ........................        (0.02)       (0.02)       (0.04)       (0.04)       (0.04)
 Net realized and unrealized gains
  (losses) on investments ...................         1.50         2.35        (1.49)       (3.08)        2.26
                                                 ---------    ---------    ---------    ---------    ---------
Total from investment operations ............        1.48          2.33        (1.53)       (3.12)        2.22
                                                 ---------    ---------    ---------    ---------    ---------

Less distributions:
 Dividends from net investment income .......           --           --           --           --        (0.01)
 Distributions from net realized gains ......           --           --           --        (0.46)       (0.24)
                                                 ---------    ---------    ---------    ---------    ---------
Total distributions .........................           --           --          --         (0.46)       (0.25)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value at end of year ..............   $   13.51    $   12.03    $    9.70    $   11.23    $   14.81
                                                 =========    =========    =========    =========    =========

Total return(a) .............................       12.30%       24.02%      (13.62%)     (21.69%)      17.32%
                                                 =========    =========    =========    =========    =========

Net assets at end of year (000's) ...........    $  25,722    $  21,145    $  11,385    $  10,570    $   9,658
                                                 =========    =========    =========    =========    =========

Ratio of expenses to average net assets .....        1.15%        1.15%        1.15%        1.16%        1.25%
Ratio of net investment loss
 to average net assets ......................       (0.13%)      (0.17%)      (0.33%)      (0.36%)      (0.37%)
Portfolio turnover rate .....................          87%          70%          65%          68%          73%

(a) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.






                See accompanying notes to financial statements.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
SEPTEMBER 30, 2004

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Shepherd Street Funds, Inc. (the "Company") was incorporated under the laws of the state of Maryland on July 16, 1998, and currently offers one series of shares, the Shepherd Street Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company under the Investment Company Act of 1940. The Fund's investment objective is growth of capital. The Fund's registration statement became effective with the Securities and Exchange Commission on October 1, 1998 and the Fund commenced operations on October 2, 1998.

The following is a summary of the Fund's significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America.

Securities valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 0.5% if redeemed within six months of the date of purchase. For the years ended September 30, 2004 and 2003, proceeds from redemption fees totaled $674 and $355, respectively.

Security transactions and investment income -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions during the years ended September 30, 2004 and 2003.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2004

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax  character  of  distributable  earnings  at  September  30,  2004 was as follows:
--------------------------------------------------------------------------------
Cost of portfolio investments ...................................  $22,557,272
                                                                   ===========
Gross unrealized appreciation ...................................  $ 3,988,910
Gross unrealized depreciation ...................................     (945,347)
                                                                   -----------
Net unrealized appreciation .....................................  $ 3,043,563
Capital loss carryforwards ......................................     (578,093)
                                                                   -----------
Total distributable earnings ....................................  $ 2,465,470
                                                                   ===========
--------------------------------------------------------------------------------

For the year ended September 30, 2004, the Fund reclassified its net investment loss of $33,976 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value.

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

During the year ended September 30, 2004, the Fund utilized capital loss carryforwards of $1,163,711 to offset current year net realized gains. A remaining capital loss carryforward of $578,093, which expires September 30, 2011, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2004

2.   INVESTMENT TRANSACTIONS

During the year ended September 30, 2004, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $23,528,735 and $21,633,304, respectively.

3.   ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with Salem Investment Counselors, Inc. (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.40% of the Fund's average daily net assets. For the year ended September 30, 2004, the Advisor received fees of $101,199 under the Advisory Agreement.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. For the year ended September 30, 2004, the Advisor received fees of $126,499 under the Servicing Agreement.

The Fund has adopted a Plan of Distribution under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution-related expenditures made pursuant to the Plan at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended September 30, 2004, the Advisor received payments from the Fund of $63,249.

The Fund and the Advisor are parties to mutual fund services agreements with Ultimus Fund Solutions, LLC ("Ultimus"), under which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Fund).

The Fund and the Advisor are parties to a Distribution Agreement with Ultimus Fund Distributors, LLC (the "Distributor"), under which the Distributor provides distribution services to the Fund and serves as principal underwriter to the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor or of Ultimus.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Continued)
SEPTEMBER 30, 2004

4.   BANK LINE OF CREDIT

The Fund has an unsecured $200,000 bank line of credit. Borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of September 30, 2004, the Fund had outstanding borrowings of $200,000 under the line of credit at a rate of 1.49%. Average debt outstanding for the year ended September 30, 2004 was $1,741.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Company's officers and directors for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
THE SHEPHERD STREET FUNDS, INC.

We have audited the accompanying statement of assets and liabilities of the Shepherd Street Equity Fund, a series of shares of The Shepherd Street Funds, Inc., including the schedule of investments, as of September 30, 2004, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the four years in the period then ended have been audited by other auditors, whose report dated October 23, 2003 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Shepherd Street Equity Fund as of September 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.




                                        /s/  BRIGGS, BUNTING & DOUGHERTY, LLP
                                             BRIGGS, BUNTING & DOUGHERTY, LLP
Philadelphia, Pennsylvania
October 26, 2004

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)

Overall responsibility for management of the Company rests with the Board of Directors. The Directors serve during the lifetime of the Company and until its termination, or until death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Company to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and executive officer of the
Company:

                                                                                           NUMBER OF
                                                   POSITION(S)                             PORTFOLIOS IN FUND  OTHER
NAME, ADDRESS AND AGE           LENGTH OF          HELD WITH    PRINCIPAL OCCUPATION(S)    COMPLEX OVERSEEN    DIRECTORSHIPS
                                TIME SERVED        COMPANY      DURING PAST 5 YEARS        BY DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
*David B. Rea (age 49)          Since              President/   Investment Counselor with        1                    None
480 Shepherd Street             Sept. 1998         Director     Salem Investment
Winston-Salem, NC 27114         Counselors, Inc.


*William R. Watson (age 63)     Since              Director/    Investment Counselor with        1                    None
480 Shepherd Street             Sept. 1998         Vice         Salem Investment
Winston-Salem, NC 27114                            President    Counselors, Inc.


INDEPENDENT DIRECTORS:

James T. Broyhill (age 77) **   Since              Director     Retired.  Former U.S.            1               Director of BMC
1930 Virginia Road              Sept. 1998                      Congressman; former                              Fund, Inc., a
Winston-Salem, NC 27104                                         Secretary of North Carolina                      closed-end
                                                                Department of Economic and                       management
                                                                Community Development.                           investment company.

J. Paul Breitbach (age 66)      Since              Director     Retired.  Prior to January       1               Director of Old
320 Buckingham Road             May 2002                        2002, Executive Vice                             Dominion Freight
Winston-Salem, NC 27104                                         President of Krispy Kreme                        Lines, a freight
                                                                Doughnut Corporation                             transportation
                                                                                                                 company

James L. Hilmer (age 59)        Since             Director      Marketing consultant             1                    None
621 Idlewyld Drive              May 2002
Fort Lauderdale, FL 33301

James G. Hanes III (age 61)     Since              Director     Serves on a number of            1                    None
3920 Beechridge Road            July 2002                       community boards and is
Winston-Salem, NC 27106                                         involved in numerous
                                                                philanthropic causes; farmer
                                                                in southern Virginia


THE SHEPHERD STREET EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
BOARD OF DIRECTORS AND EXECUTIVE OFFICERS (UNAUDITED)
(Continued)
                                 LENGTH OF             POSITION(S) HELD WITH            PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            TIME SERVED           COMPANY                          DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS:

Robert T. Beach (age 58) **      Since Sept. 1998      Vice President                   Investment Counselor with Salem
480 Shepherd Street                                                                     Investment Counselors, Inc.
Winston-Salem, NC 27114

Dale M. Brown (age 51)           Since Sept. 1998      Vice President                   Investment Counselor with Salem
480 Shepherd Street                                                                     Investment Counselors, Inc.
Winston-Salem, NC 27114

Jeffrey C. Howard (age 50)       Since Sept. 1998      Secretary, Treasurer             Investment Counselor with Salem
480 Shepherd Street                                    and Chief Compliance             Investment Counselors, Inc.
Winston-Salem, NC 27114                                Officer

* David B. Rea and William R. Watson, as affiliated persons of the Advisor, are "interested persons" of the Company within the meaning of Section
     2(a)(19) of the Investment Company Act.

**   James T. Broyhill is the father-in-law of Robert T. Beach.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-575-4800.


CHANGE IN INDEPENDENT REGISTERED  PUBLIC
ACCOUNTING FIRM (UNAUDITED)

On May 13, 2004, Tait, Weller & Baker was replaced as the independent registered public accounting firm of the Fund, and Briggs, Bunting and Dougherty, LLP was selected as the Fund's new independent registered public accounting firm. The Fund's selection of Briggs, Bunting and Dougherty, LLP as its independent registered public accounting firm was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Tait, Weller & Baker's reports on the Fund's financial statements for the fiscal years ended September 30, 2003 and 2002 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of Tait, Weller & Baker's dismissal, there were no disagreements between the Fund and Tait, Weller & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Tait, Weller & Baker, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Shepherd Street Equity Fund, you incur ongoing costs, including management fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 0.5% is applied on the sale of shares held for less than six months.

THE SHEPHERD STREET EQUITY FUND
--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES (UNAUDITED) (CONTINUED)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.
--------------------------------------------------------------------------------
                                 Beginning         Ending
                               Account Value   Account Value   Expenses Paid
                               March 31, 2004  Sept. 30, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return      $1,000.00          $948.74        $5.60

Based on Hypothetical 5%
 Return (before expenses)        $1,000.00        $1,019.25        $5.81
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.15% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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











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













                     (This page intentionally left blank.)

                              INVESTMENT ADVISOR:
                       Salem Investment Counselors, Inc.
                              480 Shepherd Street
                      Winston-Salem, North Carolina 27103

                             SHAREHOLDER SERVICES:
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                                 1-888-575-4800

                                 LEGAL COUNSEL:
                            Kilpatrick Stockton LLP
                              3737 Glenwood Avenue
                                   Suite 400
                               Raleigh, NC 27612








    A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-575-4800, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is J. Paul Breitbach. Mr. Breitbach is "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $10,750 with respect to the registrant's fiscal year ended September 30, 2004. The aggregate fees billed for professional services rendered by the registrant's former principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $8,000 with respect to the registrant's fiscal year ended September 30, 2003.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $1,000 with respect to the registrant's fiscal year ended September 30, 2004. The aggregate fees billed for professional services rendered by the registrant's former principal accountant for tax compliance, tax advice, and tax planning were $2,000 with respect to the registrant's fiscal year ended September 30, 2003. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended September 30, 2004 and 2003, aggregate non-audit fee of $1,000 and $2,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Shepherd Street Funds, Inc.
             -----------------------------------------------------


By (Signature and Title)*     /s/ David B. Rea
                           ---------------------------------------
                             David B. Rea, President

Date          November 24, 2004
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ David B. Rea
                           ---------------------------------------
                           David B. Rea, President

Date          November 24, 2004
      ----------------------------------




By (Signature and Title)*     /s/ Jeffrey C. Howard
                           ---------------------------------------
                           Jeffrey C. Howard, Treasurer

Date          November 24, 2004
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* Print the name and title of each signing officer under his or her signature.